Provisions for liabilities and other charges	12 Months Ended
Dec. 31, 2019
Provisions for liabilities and other charges
Provisions for liabilities and other charges

19      Provisions for liabilities and other charges

Movements in provisions for liabilities and other charges are as follows:

		Marketplace
		and consignment	Provision for
In thousands of EUR	Tax risks	goods	other expenses	Total
Balance as of January 1, 2018	14,143	241	560	14,944
Additions	5,860	—	60	5,920
Reversals	(453)	(180)	(216)	(849)
Use of provision	—	—	(324)	(324)
Reclassification	—	—	389	389
Effect of translation	125	8	5	138
Balance as of December 31, 2018	19,675	69	474	20,218
Additions	6,700	480	584	7,764
Reversals	(611)	—	(184)	(795)
Use of provision	(21)	—	(1)	(22)
Effect of translation	97	—	4	101
Balance as of December 31, 2019	25,840	549	877	27,266
Current	25,840	549	651	27,040
Non-current	—	—	226	226

The balance as of January 1, 2018 is reconciled in Note 4.

Tax risks

Tax risk provision includes provisions related to VAT for EUR 10,329 thousand (2018: EUR 8,221 thousand), provisions related to Withholding Tax (WHT) for EUR 15,362 thousand (2018: EUR 11,456 thousand) and provisions related to other taxes for EUR 97 thousand (2018: nil). Provision is calculated based on the detailed review of uncertain tax positions completed by management across the group and in consideration of the probability of a liability arising, within the applicable statute of limitations.

Marketplace and consignment goods

The provision for marketplace and consignment goods relates to the lost and damaged items, to be reimbursed to the vendors. Provision is calculated based on the detailed review of these items, and it is expected to be utilized during the exercise period of 2020.

Provision for other expenses

Provision for other expense mainly includes restructuring provision of EUR 173 thousand (2018: nil ), the provision end of service benefits of EUR 226 thousand (2018: EUR 389 thousand), and various litigation and penalty provisions of EUR 483 thousand (2018: EUR 85 thousand).  The provisions are calculated based on our best estimate considering past experience.